Benefit Plans - Reconciliations of Benefit Obligations, Fair Value of Plan Assets and Funded Status of Pension Plans and Other Post-Retirement Plans (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Change in benefit obligations
Service cost		$ 0.3
Change in plan assets
Fair value of plan assets end of year	653.6	572.3
U.S. Pension Plans
Change in benefit obligations
Benefit obligation beginning of year	346.9	394.3
Service cost	13.1	15.6	12.9
Interest cost	15.4	14.3	28.2
Actuarial loss	50.1	(56.9)
Translation (gain) loss	0	0
Benefits paid	(9.3)	(20.4)
Benefit obligation end of year	416.2	346.9	394.3
Change in plan assets
Fair value of plan assets beginning of year	285.8	326.2
Actual return on plan assets	63.7	(28.9)
Company contributions	3.7	8.9
Translation gain (loss)	0	0
Benefits paid	(9.3)	(20.4)
Fair value of plan assets end of year	343.9	285.8	326.2
Funded status
Plan assets less than benefit obligation	(72.3)	(61.1)
Non-US Pension Plans
Change in benefit obligations
Benefit obligation beginning of year	462.0	460.8
Service cost	7.4	8.4	3.3
Interest cost	17.3	17.9	7.5
Actuarial loss	73.0	(16.6)
Translation (gain) loss	(36.6)	9.7
Benefits paid	(17.9)	(18.2)
Benefit obligation end of year	505.2	462.0	460.8
Change in plan assets
Fair value of plan assets beginning of year	286.5	249.0
Actual return on plan assets	35.2	28.6
Company contributions	20.9	21.9
Translation gain (loss)	(15.0)	5.2
Benefits paid	(17.9)	(18.2)
Fair value of plan assets end of year	309.7	286.5	249.0
Funded status
Plan assets less than benefit obligation	(195.5)	(175.5)
Post-retirement
Change in benefit obligations
Benefit obligation beginning of year	42.4	59.3
Service cost	0.2	0.3	0.2
Interest cost	1.7	1.9	1.9
Actuarial loss	0.3	(15.9)
Translation (gain) loss	0	0
Benefits paid	(3.1)	(3.2)
Benefit obligation end of year	41.5	42.4	59.3
Change in plan assets
Fair value of plan assets beginning of year	0	0
Actual return on plan assets	0	0
Company contributions	3.1	3.2
Translation gain (loss)	0	0
Benefits paid	(3.1)	(3.2)
Fair value of plan assets end of year	0	0	0
Funded status
Plan assets less than benefit obligation	$ (41.5)	$ (42.4)